Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 86,560	$ 12,550	¥ 185,194	¥ 283,372
Deferred	(148,340)	(21,507)	(151,188)	(22,427)
Income tax expense	¥ (61,780)	$ (8,957)	¥ 34,006	¥ 260,945